Note 15 - Financial Instruments With Off-balance Sheet Risk (Details Textual) - Office Facilities and Equipment [Member]	12 Months Ended
Dec. 31, 2017
Minimum [Member]
Lessee, Operating Lease, Term of Contract	1 year
Maximum [Member]
Lessee, Operating Lease, Term of Contract	10 years